Offerings - Offering: 1	Dec. 05, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	10,496,032
Proposed Maximum Offering Price per Unit	63
Maximum Aggregate Offering Price	$ 661,250,016
Fee Rate	0.01531%
Amount of Registration Fee	$ 101,237.38
Offering Note
(1)
In accordance with Rules 457(r) under the Securities Act, the registrant initially deferred payment of all of the filing
fees for the Registration Statement filed on Form
S-3
(
File

No. 333-283603)
by the registrant on December 4, 2024.

(2)	Includes up to 1,369,047 shares of common stock that the underwriters may purchase pursuant to their option to purchase additional shares.